Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-34970
Entity Registrant Name	Transportation and Logistics Systems, Inc.
Entity Central Index Key	0001463208
Entity Tax Identification Number	26-3106763
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	110 Chestnut Ridge Road
Entity Address, Address Line Two	Suite 444
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	(833)
Local Phone Number	764-1443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false